Related Party Transactions	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011
Related Party Transactions
Related Party Transactions

Note 7—Related Party Transactions:

Science Applications has fully and unconditionally guaranteed the obligations of SAIC under its $450 million 4.45% notes and $300 million 5.95% notes. These notes have been reflected as debt of Science Applications.

Science Applications has fully and unconditionally guaranteed any borrowings under SAIC's amended and restated revolving credit facility maturing in fiscal 2016. SAIC has fully and unconditionally guaranteed the obligations of Science Applications under its $300 million 5.5% notes, $550 million 6.25% notes and $250 million 7.13% notes.

SAIC has loaned cash to Science Applications and issues stock to employees of Science Applications. In addition, Science Applications may pay certain expenses on behalf of SAIC which are reflected in the related party note. The related party note bears interest based on LIBOR plus a market-based premium and is paid on a monthly basis or, upon approval by SAIC, increases the related party note balance. Portions of the related party note may be repaid at any time prior to maturity in fiscal 2013, which will be automatically extended for successive one-year periods unless SAIC or Science Applications provides prior notice to the other party.

Note 8—Related Party Transactions:

Science Applications has fully and unconditionally guaranteed the obligations of SAIC under its $450 million 4.45% notes and $300 million 5.95% notes. These notes have been reflected as debt of Science Applications.

Science Applications has fully and unconditionally guaranteed any borrowings under SAIC's amended and restated revolving credit facility maturing in fiscal 2016. SAIC has fully and unconditionally guaranteed the obligations of Science Applications under its $300 million 5.5% notes, $550 million 6.25% notes and $250 million 7.13% notes.

SAIC has loaned cash to Science Applications and issues stock to employees of Science Applications. In addition, Science Applications may pay certain expenses on behalf of SAIC which are reflected in the related party note. The related party note bears interest based on LIBOR plus a market-based premium and is paid on a monthly basis or, upon approval by SAIC, increases the related party note balance. Portions of the related party note may be repaid at any time prior to maturity in fiscal 2013, which will be automatically extended for successive one-year periods unless SAIC or Science Applications provides prior notice to the other party.